Annual Total Returns (Vanguard Short-Term Treasury Fund - Admiral Shares Participant:) (Vanguard Short-Term Treasury Fund, Vanguard Short-Term Treasury Fund - Admiral Shares)	18 Months Ended
Jul. 31, 2013
Vanguard Short-Term Treasury Fund | Vanguard Short-Term Treasury Fund - Admiral Shares
Annual Total Return
2013	0.00%
2012	0.79%
2011	2.36%
2010	2.76%
2009	1.54%
2008	6.79%
2007	8.02%
2006	3.93%
2005	1.92%
2004	1.16%